DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS - Business prior to the business combination (Details) - USD ($)		2 Months Ended	3 Months Ended	9 Months Ended
	Feb. 19, 2020	Dec. 31, 2019	Mar. 31, 2020	Sep. 30, 2020
Subsidiary, Sale of Stock [Line Items]
Units price per share		$ 18.00		$ 18.00
Proceeds from sale of Private Placement Warrants			$ 23,000,000	$ 23,000,000
IPO
Subsidiary, Sale of Stock [Line Items]
Number of units issued	110,000,000
Units price per share	$ 10.00
Gross proceeds from issuance of units	$ 1,100,000,000
Transaction costs				57,620,020
Underwriting fees				18,402,000
Deferred underwriting fees				38,500,000
Other offering costs				$ 718,020
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Number of units issued	10,000,000
Proceeds from sale of Private Placement Warrants		$ 23,000,000
Private Placement
Subsidiary, Sale of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				23,000,000
Price of single warrant				$ 1.00
Proceeds from sale of Private Placement Warrants		$ 21,000,000		$ 23,000,000